Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of interest expense, net (which includes interest expense incurred) recognized
	March 31, 2022	December 31, 2021
Term Loan (“Initial Term Loan”) dated November 26, 2021, in the original amount of $88,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the PIK will be paid at 5%.	$88,000	$88,000
Convertible Promissory note dated December 31, 2021, in the original amount of $23,000,000, which matures December 15, 2024. Interest (8% per annum) payments are due monthly through December 2024. A final balloon payment of all unpaid principal accrued unpaid interest will be due on the maturity date. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	23,000	23,000
Term Loan (“Delayed Draw Term Loan”) dated December 31, 2021, in the original amount of $17,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the loan PIK will be paid at 5%	17,000	17,000
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,238	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	8,095	9,167

Total Notes Payable	140,333	141,767

Add: PIK Interest	2,978	731
Less: deferred finance costs	(6,476)	(6,788)
Less: discount on debt	(26,160)	(27,203)
Less: fair value adjustments (long term)	(3,130)	(2,108)
Less: current portion	(107,205)	(106,015)
Less: fair value adjustments (short term)	(340)	(384)
Notes payable, net of current portion	$—	$—

	Successor	Predecessor
	2021	2020
Term Loan (“Initial Term Loan”) dated November 26, 2021, in the original amount of $88,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the PIK will be paid at 5%.	$88,000	$—
Convertible Promissory note dated December 31, 2021, in the original amount of $23,000,000, which matures December 15, 2024. Interest (8% per annum) payments are due monthly through December 2024. A final balloon payment of all unpaid principal accrued unpaid interest will be due on the maturity date. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	23,000	—
Term Loan (“Delayed Draw Term Loan”) dated December 31, 2021, in the original amount of $17,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the loan PIK will be paid at 5%	17,000	—

Promissory note dated March 31, 2017, in the original amount of $2,000,000, which matures April 1, 2027. Principal and interest (5.5% per annum) payments of $13,849 are due monthly through March 2022. On April 1, 2022, the interest rate adjusts to equal 3% above the Federal Home Loan Bank of Boston “Classic Advance Rate” for 5 years, however, monthly payments of principal and interest may not be less than $13,849 through April 1, 2027, upon which date the unpaid principal amount is due. The promissory note is secured by the Mortgage attached to the real property located at 856 Echo Lake Road, Watertown, CT (the “Premises”), and is subject to various financial and non-financial covenants. This note was paid off on November 26, 2021.

	—	1,779
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	9,167

Total Notes Payable	141,767	1,779
Add: PIK Interest	731
Less: deferred finance costs	(6,788)	—
Less: discount on debt	(27,203)	—
Less: fair value adjustments (long term)	(2,492)	—
Less: current portion	(106,015)	(69)
Notes payable, net of current portion	$—	$1,710

Schedule of future principal payments on notes payable
Three Months Ending March 31**
Remaining 2022	9,907
2023	2,426
2024*	128,000
2025	—
2026	—
Thereafter	—
140,333

Year Ending December 31**:
2022	11,463
2023	2,304
2024*	128,000
2025	—
2026	—
Thereafter	—
141,767

Schedule of interest expense, net (which includes interest expense incurred) recognized
(in thousands)	Successor	Predecessor
	March 31, 2022	March 31, 2021
Interest expense incurred in Term Loan	$4,132	$—
Interest expense incurred on Delayed Draw Term Loan	361	—
Interest on promissory note	—	33
Interest expense incurred on deferred cash payment	188	—
Interest expense on Assumed Debt	569
Miscellaneous interest expense	14	—
Amortization of deferred financing costs	312	—
Amortization of original issue discount	1,043	—
Interest expense, net	$6,619	$33

	Successor	Predecessor
(in thousands)	2021	2020
Interest expense incurred in Term Loan	$1,462	$—
Interest expense incurred on Delayed Draw Term Loan	50	—
Interest on promissory note	—	102
Interest expense incurred on deferred cash payment	75	—
Other interest expense	4	—
Amortization of deferred financing costs	109	—
Amortization of original issue discount	297	—
Interest expense, net	$1,997	$102